Inventories (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Finished goods	$ 31,757	$ 37,823
Work-in-process	2,592	3,809
Raw materials	30,254	26,363
Inventory, Net	$ 64,603	$ 67,995